Changes in Outstanding Options and Weighed-Average Exercise Price Per Share (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Outstanding at the beginning of the year	6,715	6,526	6,845
Granted (all at market price)	501	1,298	1,216
Exercised	(2,352)	(947)	(1,358)
Forfeited and cancelled	(116)	(162)	(177)
Outstanding at the end of the year	4,748	6,715	6,526
Vested and expected to vest at end of year	4,563
Exercisable at end of year	3,061	4,289	4,248
Weighted-Average Exercise Price
Outstanding at the beginning of the year	$ 31.82	$ 30.63	$ 28.68
Granted (all at market price)	$ 47.04	$ 32.94	$ 32.02
Exercised	$ 29.37	$ 25.02	$ 21.58
Forfeited and cancelled	$ 31.85	$ 32.99	$ 34.04
Outstanding at the end of the year	$ 34.64	$ 31.82	$ 30.63
Vested and expected to vest at end of year	$ 34.58
Exercisable at end of year	$ 33.34	$ 31.71	$ 30.28
Weighted-Average Remaining Contractual Term
Outstanding at the end of the year	6 years 6 months
Vested and expected to vest at end of year	6 years 4 months 24 days
Exercisable at end of year	5 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 92.5
Vested and expected to vest at end of year	89.2
Exercisable at end of year	$ 63.6